Average Annual Total Returns - Invesco SP SmallCap High Dividend Low Volatility ETF	ETF InceptionDate	ETF 1Year	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	S&P SmallCap 600® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P SmallCap 600® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes) SinceInception	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Dec. 01, 2016	(13.47%)	0.19%	(15.25%)	(1.30%)	(7.74%)	(0.13%)	(13.31%)	0.49%	11.29%	9.90%